Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

	As of December 31, 2011 Fair Value Measurements at the Reporting Date Using				As of December 31, 2012 Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance
Cash equivalents-term deposits	$256,555	$-	$-	$256,555	$153,805	$-	$-	$153,805
Trading securities	$231	$-	$-	$231	$179	$-	$-	$179
Total	$256,786	$-	$-	$256,786	$153,984	$-	$-	$153,984